DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2014
DISCONTINUED OPERATION
Schedule of summarized operating results and major classes of assets and liabilities of the discontinued operations
	2012	2013	2014
	$	$	$
Net Revenues	112,996,103	44,799,542	22,060,470
Cost of goods sold (excluding depreciation and amortization)	84,508,624	36,797,383	17,662,870
Operating expenses:
Selling, general and administrative expenses	56,779,270	33,792,763	14,261,642
Depreciation and amortization	3,012,283	2,947,892	1,711,219
Other operating income, net	(952,458)	(301,713)	—
Total operating expenses	58,839,095	36,438,942	15,972,861
Other income, net	—	—	13,699
Impairment on the discontinued operation	—	—	(9,280,050)
Gain on disposal of the discontinued operation	—	—	1,049,254
Net loss from discontinued operation	(30,351,616)	(28,436,783)	(19,792,358)

	2013.12.31	2014.7.31
	$	$
Cash and cash equivalents	1,475,172	1,051,649
Accounts receivable	799,713	859,542
Other receivables	1,807,509	2,128,646
Advances to suppliers and prepaid expenses	1,216,689	556,720
Merchandise inventories	20,536,041	14,046,603
Property and equipment, net	2,193,195	2,484,505
Intangible assets, net	44,520	30,161
Other non-current assets	585,345	—
Accounts payable	(4,497,593)	(4,372,876)
Advances from customers	(1,076,283)	(791,392)
Accrued expenses	(393,313)	(380,307)
Other current liabilities	(1,489,649)	(1,215,022)
Income taxes payable	(33,545)	(33,161)
Net assets	21,167,801	14,365,068